Leases (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Operating lease cost:
Vehicles	$ 173
Facilities rent	176
Operating Lease Cost	$ 319
Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%
Minimum [Member]
Remaining Lease Term
Vehicles	4 days
Facilities rent	9 months 29 days
Maximum [Member]
Remaining Lease Term
Vehicles	2 years 8 months 2 days
Facilities rent	6 years 3 months 4 days